SCHEDULE OF INVESTMENTS
Value (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Advertising – 2.4%
Omnicom Group, Inc.	147	$11,510

Cable & Satellite – 3.9%
Comcast Corp., Class A	414	18,681

Total Communication Services – 6.3%		30,191

Consumer Discretionary
Automotive Retail – 1.7%
AutoZone, Inc.(A)	7	7,918

General Merchandise Stores – 2.8%
Target Corp.	123	13,192

Home Improvement Retail – 2.4%
Lowe’s Co., Inc.	105	11,568

Total Consumer Discretionary – 6.9%		32,678

Consumer Staples
Drug Retail – 3.2%
CVS Caremark Corp.	243	15,351

Hypermarkets & Super Centers – 4.0%
Wal–Mart Stores, Inc.	162	19,203

Tobacco – 3.3%
Philip Morris International, Inc.	204	15,482

Total Consumer Staples – 10.5%		50,036

Energy
Oil & Gas Refining & Marketing – 5.9%
Phillips 66	133	13,599
Valero Energy Corp.	172	14,695

		28,294

Oil & Gas Storage & Transportation – 2.7%
Energy Transfer L.P.	977	12,775

Total Energy – 8.6%		41,069
Financials
Asset Management & Custody Banks – 2.1%
Ameriprise Financial, Inc.	67	9,856

Consumer Finance – 5.4%
Capital One Financial Corp.	147	13,338
Synchrony Financial	373	12,712

		26,050

Diversified Banks – 4.3%
Bank of America Corp.	703	20,498

Mortgage REITs – 4.8%
AGNC Investment Corp.	861	13,853
Annaly Capital Management, Inc.	1,060	9,329

		23,182

Other Diversified Financial Services – 5.6%
Citigroup, Inc.	266	18,396
Fidelity National Information Services, Inc.	63	8,298

		26,694

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	123	13,411

Reinsurance – 2.2%
Reinsurance Group of America, Inc.	65	10,312

Total Financials – 27.2%		130,003

Health Care
Biotechnology – 2.4%
Amgen, Inc.	58	11,224

Health Care Facilities – 2.4%
HCA Holdings, Inc.	96	11,548

Pharmaceuticals – 4.4%
GlaxoSmithKline plc ADR	102	4,336
Pfizer, Inc.	470	16,887

		21,223

Total Health Care – 9.2%		43,995

Industrials
Aerospace & Defense – 3.3%
Northrop Grumman Corp.	19	7,009
Spirit AeroSystems Holdings, Inc.	108	8,857

		15,866

Airlines – 2.7%
Southwest Airlines Co.	238	12,870

Industrial Machinery – 1.3%
Parker Hannifin Corp.	33	5,924

Total Industrials – 7.3%		34,660

Information Technology
Application Software – 1.9%
NXP Semiconductors N.V.	81	8,828

Semiconductor Equipment – 2.8%
Lam Research Corp.	59	13,520

Semiconductors – 2.4%
Broadcom Corp., Class A	42	11,595

Systems Software – 2.0%
Microsoft Corp.	68	9,426

Total Information Technology – 9.1%		43,369

Materials
Commodity Chemicals – 2.3%
LyondellBasell Industries N.V., Class A	123	11,032

Diversified Metals & Mining – 1.8%
BHP Billiton Ltd. ADR(B)	177	8,735

Total Materials – 4.1%		19,767

Real Estate
Health Care REITs – 2.7%
Welltower, Inc.	143	12,945

Total Real Estate – 2.7%		12,945

Utilities
Electric Utilities – 5.0%
Evergy, Inc.	146	9,725

Exelon Corp.	293	14,140

		23,865

Total Utilities – 5.0%		23,865

TOTAL COMMON STOCKS – 96.9%		$462,578

(Cost: $431,238)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 1.9%
International Paper Co., 2.211%, 10-7-19	$2,000	1,999
Sonoco Products Co., 2.150%, 10-1-19	7,167	7,167

		9,166

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(D)	4,858	4,858

Money Market Funds – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 1.900%, (E)(F)	6,731	6,731

TOTAL SHORT-TERM SECURITIES – 4.3%		$20,755

(Cost: $20,755)

TOTAL INVESTMENT SECURITIES – 101.2%		$483,333

(Cost: $451,993)

LIABILITIES, NET OF CASH AND OTHER ASSETS(G) – (1.2)%		(5,938)

NET ASSETS – 100.0%		$477,395

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $6,569 are on loan.
(C)	Rate shown is the yield to maturity at September 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at September 30, 2019.
(G)	Cash of $50 has been pledged as collateral on OTC written option contracts.

The following written options were outstanding at September 30, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
AutoZone, Inc.	N/A	Put	13	2	October 2019	$1,100.00	$26	$(38)
	N/A	Put	13	1	November 2019	1,100.00	38	(56)
Comcast Corp., Class A	N/A	Call	263	26	October 2019	44.50	66	(38)
Lam Research Corp.	N/A	Call	51	5	October 2019	245.00	20	(9)
Reinsurance Group of America, Inc.	Citibank N.A.	Put	132	13	October 2019	140.00	56	(3)
	N/A	Put	79	8	January 2020	135.00	26	(9)
	N/A	Put	79	8	January 2020	140.00	40	(9)
	Goldman Sachs International	Put	158	16	January 2020	145.00	95	(27)
Valero Energy Corp.	N/A	Call	167	17	November 2019	90.00	29	(29)

							$396	$(218)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$462,578	$—	$—
Short-Term Securities	6,731	14,024	—

Total	$469,309	$14,024	$—

Liabilities
Written Options	$188	$30	$—

The following acronyms are used throughout this schedule:

ADR = American Depository Receipt

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$451,993

Gross unrealized appreciation	43,451
Gross unrealized depreciation	(12,111)

Net unrealized appreciation	$31,340